Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Description of debt maturity date	original maturity of more than three months but less than one year from the date of acquisition.
Inventory write off	$ 5,000	$ 2,624	$ 1,759
Lease term	98 years
Provisions for estimated sales returns	$ 1,759	721
Contract Liabilities	27,156	2,867
Recognized revenues	2,404
Revenues from shipping	$ 3,450	1,639	1,702
Percentage of exercise factor	150.00%
Percentage of share-based compensation to other employees	100.00%
Fair value of outstanding forward and option	$ 0	16
Pretax income (expenses)	(5)	16	(21)
Advertising costs	$ 2,273	1,981	1,077
Percentage of tax benefits	50.00%
Allowance of credit loss	$ 23
Monthly deposits rate	8.33%
Severance expenses	$ 2,250	$ 1,808	$ 1,483
Anti-dilutive excluded from calculation of diluted net earnings (in Shares)		536,359	884,028